RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	May 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Nov. 30, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($) $ / shares	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net borrowings on loan payable - related party			$ 812,234			$ 803,394	$ 693,049
Loan payable - related party					$ 203,276	193,556		$ 904,806
Balance due to related party					126,744	$ 90,000	108,000
Deferred salary payable to related party					$ 108,000
Percentage of interest expense due to related party					0.12	0.12
Interest expense, related party						$ 90,000	642,000
Interest Accrued Related Party			$ 540		$ 12,420	2,700	118,098
Incentive Compensation Plan Payable					842,000	479,500
Professional fees	$ 794,460	$ 647,465		$ 1,689,253	$ 2,735,589	$ 2,258,819	121,973
Balance due to related party							$ 883,710
Incentives Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares					$ 1,000	$ 1,000